CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	400,000,000	400,000,000	400,000,000
Common stock, shares issued	108,185,702	105,599,434	91,261,413
Common stock, shares outstanding	107,457,154	104,870,886	91,261,413